Related Party Transactions and Arrangements (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions and Arrangements [Abstract]
Schedule of Balances with Related Parties

Summary of Balances with Related Parties as follows:

Due from related parties:	March 31, 2025	March 31, 2024
Hangzhou Kahamadi Biotechnology Co., Ltd(1)	-	12,535
Others (the directors of subsidiaries)(1)	-	7,202
Total	$-	$19,737

(1)	Lend to related parties

Due to related parties:	March 31, 2025	March 31, 2024
Due to a director of subsidiaries(2)	2,130	2,140
Total	$2,130	$2,140

(1)	Advances to directors of our subsidiaries.

(2)	Borrowed from a director of subsidiaries.